Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancellable Terms (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Amount
2026-2027	$ 1,503
2027-2028	1,536
2028-2029	1,569
2029-2030	1,603
2030-2031	1,637
Thereafter	16,919
Total payments	$ 24,767